Financial obligations (Details) - USD ($)	Feb. 04, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 23, 2021	Oct. 29, 2019	Jun. 27, 2016
Disclosure of Financial obligations [Line Items]
Finance lease		$ 7,473,000	$ 10,320,000
Financial liabilities		626,782,000	706,580,000	$ 738,534,000	$ 1,057,975,000
Classification by maturity:
Total current debt		9,169,000	34,219,000
Non-current portion (e)		617,613,000	672,361,000
Finance lease		7,473,000	10,320,000
Financial Liabilities		626,782,000	706,580,000	$ 738,534,000	$ 1,057,975,000
Sociedad Minera El Brocal S.A.A
Disclosure of Financial obligations [Line Items]
Borrowings		0	72,762,000
Compaa de Minas Buenaventura S.A.A. [Member]
Disclosure of Financial obligations [Line Items]
Notional amount						$ 550,000,000		$ 275,000,000
Senior Notes at 5.50 Percent Due 2026 [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	$ 550,000,000	$ 546,184,000	544,062,000			$ 550,000,000
Classification by maturity:
Borrowings, interest rate		5.50%				5.50%
Issue price (in percent)						99.14%
Banco De Credito Del Peru - New Financial Obligation [Member]
Disclosure of Financial obligations [Line Items]
Notional amount							$ 161,893,850
Banco De Credito Del Peru - New Financial Obligation [Member] | Sociedad Minera El Brocal S.A.A
Disclosure of Financial obligations [Line Items]
Notional amount		$ 0	72,852,000
Debt issuance costs		0	90,000
Banco de Credito del Peru [member] | Empresa de Generacin Huanza S.A
Classification by maturity:
Finance Lease Liabilities IAS17		$ 73,125,000	$ 79,436,000